LEASE (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease
Weighted average remaining lease term	2 years 3 months 25 days	1 year 3 months 10 days
Weighted average discount rate	5.93%	5.49%
Lease expense	¥ 13,769	¥ 19,669	¥ 26,954